December 21, 2004

VIA EDGAR AND
FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Vanguard Health Holding Company I, LLC
Vanguard Holding Company I, Inc.
Vanguard Health Holding Company II, LLC
Vanguard Holding Company II, Inc.
Registration Statement on Form S-4, File No. 333-120436
Filed on November 12, 2004

Ladies and Gentlemen:

     On behalf of Vanguard Health Holding Company I, LLC, a limited liability company organized under the laws of Delaware (“VHS Holdco I”), Vanguard Holding Company I, Inc., a Delaware corporation (the “Discount Notes Co-issuer” and together with VHS Holdco I, the “Discount Notes Issuers”), Vanguard Health Holding Company II, LLC, a limited liability company organized under the laws of Delaware (“VHS Holdco II”) and Vanguard Holding Company II, Inc., a Delaware corporation (the “Subordinated Notes Co-issuer” and together with VHS Holdco II, the “Subordinated Notes Issuers” and collectively with the Discount Notes Issuers, the “Issuers”) and the additional registrants listed therein (collectively with the Issuers, the “Registrants”), we hereby submit for your review Amendment No. 2 to the above-referenced registration statement of the Registrants (“Amendment No. 2”) originally filed with the Securities and Exchange Commission (the “Commission”) on November 12, 2004, pursuant to the Securities Act of 1933, as amended. An electronic version of Amendment No. 2 concurrently has been filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval system.

     We have enclosed four copies of Amendment No. 2 which have been marked to show changes made to Amendment No.1. Please note that the only change that was made to Amendment No.1 was to update the disclosure on page 39.

     Please call Risë Norman (212-455-3080) or Tony Colarusso (212-455-2607) of this firm with any questions you may have regarding this filing.

Very truly yours,
/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Ronald P. Soltman, Esq.